Segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	Sep. 30, 2019	Mar. 31, 2019
Segmental assets and cash flow
Non-current assets	€ 97,694	€ 68,437
Europe
Segmental assets and cash flow
Non-current assets	86,362	57,496
Germany
Segmental assets and cash flow
Non-current assets	48,777	24,529
Italy
Segmental assets and cash flow
Non-current assets	11,059	11,031
UK
Segmental assets and cash flow
Non-current assets	7,974	7,405
Spain
Segmental assets and cash flow
Non-current assets	8,262	7,438
Other Europe
Segmental assets and cash flow
Non-current assets	10,290	7,093
Rest of World
Segmental assets and cash flow
Non-current assets	9,120	8,932
Vodacom
Segmental assets and cash flow
Non-current assets	6,105	5,503
Other Markets
Segmental assets and cash flow
Non-current assets	3,015	3,429
Common Functions
Segmental assets and cash flow
Non-current assets	€ 2,212	€ 2,009